Discontinued Operations - Schedule of Discontinued Operations Balance Sheets and Statements of Operations and Comprehensive Loss (Details) - Discontinued Operations [Member] - USD ($)		12 Months Ended
	Nov. 18, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Discontinued Operations Balance Sheets and Statements of Operations and Comprehensive Loss [Line Items]
REVENUE			$ 25,782
COST OF REVENUE
GROSS PROFIT			25,782
OPERATING EXPENSES:
Selling and marketing
Payroll and related benefits
Professional fees		1,528	1,220
Other general and administrative		812	5,559
Total Operating Expenses		2,340	6,779
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS		$ (2,340)	$ 19,003
CURRENT ASSETS:
Cash and cash equivalents	$ 15,280
Accounts receivable, net	95,774
Total current assets of discontinued operations	111,054
Total assets of discontinued operations	111,054
CURRENT LIABILITIES:
Accrued liabilities and other payables	29,655
Total current liabilities of discontinued operations	29,655
Total liabilities of discontinued operations	29,655
Total consideration received	1,500
Less: carrying amount of net assets	81,399
Total loss on sale of discontinued operations	$ (79,899)